Sound Shore Fund, Inc.
Sound Shore Fund, Inc.
Investment Objective
The investment objective of Sound Shore Fund, Inc. (the "Fund") is growth of capital.
Fees and Expenses
The following tables describe the various fees and expenses that you will pay if you invest in the Fund.
Shareholder Fees - Sound Shore Fund, Inc.	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sound Shore Fund, Inc.		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Other Expenses		0.15%	0.06%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.91%	0.82%
Fee Waiver and/or Expense Reimbursement	[2]	none	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements		0.91%	0.76%
[1]	"Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in another investment company (such as a money market fund used by the Fund as a short-term investment). "Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements, but are required to be reflected in the Fees and Expenses table. Therefore, the amounts captioned above as "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights in the back of the Full Prospectus.
[2]	Pursuant to an expense limitation agreement between Sound Shore Management, Inc. (the "Adviser") and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class included in Total Annual Fund Operating Expenses (excluding advisory fees, interest, taxes, securities lending costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs). The agreement is in effect until at least May 1, 2019. Thereafter, it is automatically renewed for one year terms unless the Adviser gives at least thirty days written notice of its termination.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund's Investor Class and Institutional Class and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% annual return and that the Fund's Total Annual Fund Operating Expenses remain the same, except that the Institutional Class' expense limitation is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Sound Shore Fund, Inc. - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	93	290	504	1,120
Institutional Class	78	256	449	1,008

Portfolio Turnover

The Fund pays transaction costs, such as broker commissions, when it buys and sells equity securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to meet the Fund's investment objective of growth of capital by employing a value investment strategy to its selection of predominantly Large Cap and Mid Cap common stocks for the portfolio. The Adviser considers Large Cap companies to be those with market capitalizations in excess of $10 billion at the time of purchase ("Large Cap"). The Adviser considers Mid Cap companies to be those with market capitalizations between $1 billion and $10 billion at the time of purchase ("Mid Cap"). The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of December 31, 2017, the Fund had invested 24.5% and 26.8% of its total assets in the Financials and Information Technology sectors, respectively.

The investment strategy is built upon three components:

Disciplined Approach — Since the Fund's inception in 1985, the Adviser has consistently applied its value-oriented investment philosophy and process. This process is driven by strict valuation screening, rigorous company specific research, and stock selection. The Adviser strives to be at or near fully invested.

Risk Aversion — The Adviser's focus and emphasis on companies selling at low absolute and relative P/E valuations provides risk control. The portfolio is oriented toward financially sound companies that have underperformed and have lost Wall Street's attention due to low expectations. The Adviser analyzes risk on a company-by-company basis and establishes maximum position constraints in portfolio construction.

Long-Term Orientation — The Adviser's bottom-up, stock by stock process generally incorporates a 12-36 month investment time horizon while resisting fads, themes and market timing.

While most of the Fund's assets will be invested in domestic common stock, the Fund may also invest in U.S. traded Large Cap and Mid Cap securities issued by companies organized outside the United States including American Depositary Receipts.

Principal Investment Risks

You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:

• The stock market goes down

• Value stocks fall out of favor with the stock market

• The stock market continues to undervalue the stocks in the Fund's portfolio

• The Adviser's judgment as to the value of a stock proves to be wrong

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks Associated with Value Investing An investment in the Fund is not by itself a complete or balanced investment program. The Fund's value investment approach can undergo cycles of greater or lesser investor interest and, therefore, may lead to a decrease in the prices of the stocks in the Fund's portfolio.

General Market Risk You could lose money on your investment in the Fund or the Fund could underperform other investments.

Mid Cap Risk Securities of medium sized companies may be more volatile and more difficult to liquidate during market downturns than securities of large, more widely traded companies.

Foreign Securities Risk The Fund may invest in foreign securities primarily in the form of American Depositary Receipts. Investing in the securities of foreign issuers involves certain special risks, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers including increased risks of adverse issuer, political, regulatory, market or economic developments. Investments in foreign securities also may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations.

Sector-Focus Risk Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assest were spread among various sectors.

Information Technology Risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Financial Sector Risk Financial services companies are subject to extensive government regulation. Certain events in the financial sector may cause an usually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

Performance Bar Chart and Table

The following chart illustrates the variability of the returns of the Fund's Investor Class shares. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Investor Class performance from year-to-year and how the Fund's annual returns for 1, 5, and 10 years compare to a broad measure of market performance. The Institutional Class would have substantially similar annual returns to those of the Investor Class because both classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares have a lower expense ratio. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. To obtain updated performance information, please visit the Fund's website at www.soundshorefund.com or call (800) 551-1980.

The following chart shows the annual total return of the Fund's Investor Class for the last ten years.

Annual Returns as of December 31

During the periods shown in the chart above, the highest calendar quarterly return was 15.57% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.81% (for the quarter ended December 31, 2008).

The following table shows the Institutional Class' average annual total return, and the Investor Class' average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of shares as of December 31, 2017, compared to the S&P 500® Index.

Average Annual Total Returns - Sound Shore Fund, Inc.		1 Year	5 Years	10 Years
Investor Class		16.22%	14.89%	7.44%
Investor Class | After Taxes on Distributions		13.27%	12.69%	6.33%
Investor Class | After Taxes on Distributions and Sales		11.59%	11.73%	5.90%
Institutional Class	[1]	16.40%	15.09%	7.63%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)		21.83%	15.79%	8.50%
[1]	After-tax returns are required to be disclosed for one class only, therefore, no after-tax returns are shown for the Institutional Class. Performance information for the Institutional Class, first offered on December 9, 2013, is based on the performance of the Investor Class, through December 8, 2013, adjusted for the lower expenses applicable to the Institutional Class. The Institutional Class' net expense ratio is 0.75% since the Fund's Adviser has agreed to reimburse essentially all of the ordinary expenses in excess of 0.75%. For more information about expense reimbursements please see note 2 to the Fees and Expenses tables.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. When returns before taxes are negative, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.